Leases (Details) - USD ($)	Oct. 31, 2019	Jul. 31, 2018
Leases [Abstract]
2019	$ 64,801
2020	39,879	$ 112,801
2021	0	$ 39,879
2022	0
2023	0
Thereafter	0
Total undiscounted operating lease payments	104,680
Less: Imputed interest	6,740
Present value of operating lease liabilities	$ 97,940